Per Share Data (Schedule Of Computation Of Basic And Diluted Net Income (Loss) Per Share) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Per Share Data [Abstract]
Net income (loss)	¥ (2,195)	¥ 3,163	¥ (11,454)
Basic weighted average shares of common stock outstanding	173,271,717	175,481,854	178,722,505
Dilutive effect of exercise of stock options		13,604
Diluted weighted average shares of common stock outstanding	173,271,717	175,495,458	178,722,505
Basic net income (loss) per share	¥ (12.67)	¥ 18.03	¥ (64.09)
Diluted net income (loss) per share	¥ (12.67)	¥ 18.03	¥ (64.09)